ACCOUNTS RECEIVABLE (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
ACCOUNTS RECEIVABLE
NOTE 3 – ACCOUNTS RECEIVABLE
Accounts receivable, net consisted of the following (in thousands):

	March 31, 2024	December 31, 2023
	(unaudited)	(audited)
Accounts receivable	$4,005	$3,690
Unbilled receivables	854	853
Total receivables	4,859	4,543
Less allowance for doubtful accounts	(1,648)	(1,595)
Accounts receivable, net	$3,211	$2,948
Bad debt expense was $87,000 and $169,000 for the three months ended March 31, 2024 and 2023, respectively, and is included in general and administrative expenses.
The following table details the activity related to the Company’s allowance for credit losses for the quarter ending March 31, 2024 (in thousands).

Allowance for credit losses
Outstanding Balance, December 31, 2023	$1,595
Current-period provision (release) for expected credit losses	53
Write-offs charged against the allowance, net of recoveries and other	—
Outstanding Balance, March 31, 2024	$1,648

NOTE 3 – ACCOUNTS RECEIVABLE
Accounts receivable, net consisted of the following (in thousands):

	December 31,
	2023	2022
Accounts receivable	$3,690	$3,639
Unbilled receivables	853	731
Total receivables	4,543	4,370
Less allowance for credit losses	(1,595)	(1,481)
Accounts receivable, net	$2,948	$2,889
Bad debt expense was $1.6 million and $1.5 million for the years ending December 31, 2023 and 2022, respectively.
The following table details the activity related to the Company’s allowance for credit losses for the years ending December 31, 2023 and 2022, respectively (in thousands).

Allowance for credit losses
Outstanding Balance, January 1, 2023	$1,481
Current-period provision (release) for expected credit losses	1,563
Write-offs charged against the allowance, net of recoveries and other	(1,449)
Outstanding Balance, December 31, 2023	$1,595